Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Company and State Bank's actual capital amounts and ratios

	Actual		For Capital Adequacy Purposes		To Be Well-Capitalized Under Prompt Corrective Action Provisions
($ in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012
Total Capital
(to Risk-Weighted Assets)
Consolidated	$59,448	12.6%	$37,799	8.0%	$-	N/A
State Bank	57,138	12.1%	37,647	8.0%	47,059	10.0%

Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	45,854	9.7%	18,935	4.0%	-	N/A
State Bank	51,244	10.9%	18,824	4.0%	28,235	6.0%

Tier 1 Capital
(to Average Assets)
Consolidated	45,854	7.4%	24,763	4.0%	-	N/A
State Bank	51,244	8.4%	24,531	4.0%	30,664	5.0%

As of December 31, 2011
Total Capital
(to Risk-Weighted Assets)
Consolidated	$52,010	11.4%	$36,749	8.0%	$-	N/A
State Bank	54,564	12.0%	36,348	8.0%	45,435	10.0%

Tier 1 Capital
(to Risk-Weighted Assets)
Consolidated	40,207	8.8%	18,424	4.0%	-	N/A
State Bank	48,878	10.8%	18,174	4.0%	27,261	6.0%

Tier 1 Capital
(to Average Assets)
Consolidated	40,207	6.5%	24,563	4.0%	-	N/A
State Bank	48,878	8.0%	24,411	4.0%	30,514	5.0%